Basis of presentation and general information	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

1.          Basis of presentation and general information

The accompanying unaudited interim condensed consolidated financial statements include the financial statements of Globus Maritime Limited (“Globus”) and its wholly owned subsidiaries (collectively the “Company”). Globus was formed on July 26, 2006, under the laws of Jersey. On June 1, 2007, Globus concluded its initial public offering in the United Kingdom and its shares were admitted for trading on the Alternative Investment Market (“AIM”). On November 24, 2010, Globus was redomiciled to the Marshall Islands and its shares were admitted for trading in the United States (NASDAQ Global Market) under the Securities Act of 1933, as amended. On November 26, 2010, Globus shares were effectively delisted from AIM.

The address of the registered office of Globus is: Trust Company Complex, Ajeltake Road, Ajeltake Island, Majuro, Marshall Islands MH96960.

The principal business of the Company is the ownership and operation of a fleet of dry bulk motor vessels (“m/v”), providing maritime services for the transportation of dry cargo products on a worldwide basis. The Company conducts its operations through its vessel owning subsidiaries.

The operations of the vessels are managed by Globus Shipmanagement Corp. (the “Manager”), a wholly owned Marshall Islands corporation. The Manager has an office in Greece, located at 128 Vouliagmenis Avenue, 166 74 Glyfada, Greece and provides the commercial, technical, cash management and accounting services necessary for the operation of the fleet in exchange for a management fee. The management fee is eliminated on consolidation. The unaudited interim condensed consolidated financial statements include the financial statements of Globus and its subsidiaries listed below, all wholly owned by Globus as at June 30, 2025:

Company	Country of Incorporation	Vessel Delivery Date	Vessel Name
Globus Shipmanagement Corp.	Marshall Islands	—	— (1)
Devocean Maritime Ltd.	Marshall Islands	—	— (2)
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	January 25, 2024	m/v GLBS Hero
Daxos Maritime Limited	Marshall Islands	August 20, 2024	m/v GLBS Might (3)
Paralus Shipholding S.A.	Marshall Islands	September 20, 2024	m/v GLBS Magic (3)
Dulac Maritime S.A.	Marshall Islands	November 19, 2024	m/v GLBS Angel
Domina Maritime Ltd.	Marshall Islands	December 3, 2024	m/v GLBS Gigi
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012
Artful Shipholding S.A.	Marshall Islands	—	—
Longevity Maritime Limited	Malta	—	—

(1)	Management Company.
(2)	On February 4, 2025, the Company, through its subsidiary Devocean Maritime Ltd., entered into an agreement to sell the 2007-built River Globe. The vessel was delivered to her new owners on March 17, 2025.
(3)	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 8).

Except for the changes disclosed in note 2, these unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. The operating results for the six-month period ended June 30, 2025, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2025.

1.           Basis of presentation and general information (continued)

The unaudited interim condensed consolidated financial statements as at and for the six months ended June 30, 2025, have been prepared in accordance with IAS 34 Interim Financial Reporting.

The unaudited interim condensed consolidated financial statements presented in this report do not include all the information and disclosures required in the annual financial statements and should be read in conjunction with the consolidated financial statements as at December 31, 2024 and for the year then ended included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024 (the “2024 Annual Report”).

Unless otherwise defined herein, capitalized words and expressions used herein shall have the same meanings ascribed to them in the 2024 Annual Report.

The unaudited interim condensed consolidated financial statements as at June 30, 2025 and for the six months then ended, were approved for issuance by the Board of Directors on September 18, 2025.

Going Concern basis of accounting:

The Company performs on a regular basis an assessment to evaluate its ability to continue as a going concern.

In assessing whether the going concern assumption is appropriate, management takes into account all available information about the future, which is at least, but is not limited to, twelve months from the end of the reporting period. The degree of consideration depends on the facts in each case and depends on the Company’s profitability and ready access to financial resources, In certain cases, management may need to consider a wide range of factors relating to current and expected profitability, debt repayment schedules, compliance with the financial and security collateral cover ratio covenants under its existing debt agreements and potential sources of replacement financing before it can satisfy itself that the going concern basis is appropriate. The Company may need to develop detailed cash flow projections as part of its assessment in such cases. In developing estimates of future cash flows, the Company makes assumptions about the vessels’ future performance, with the significant assumptions relating to time charter equivalent rates, vessels’ operating expenses, vessels’ capital expenditures, fleet utilization, Company’s general and administrative expenses and cash flow requirements for debt servicing. The assumptions used to develop estimates of future cash flows are based on historical trends as well as future expectations.

As at June 30, 2025, the Company reported Cash and cash equivalents of $48,327, a working capital surplus of $22,934, net cash generated from operating activities of $1,169 and was in compliance with its debt covenants.

The above conditions indicate that the Company is expected to be able to operate as a going concern at least for twelve month following the end of the reporting period and these consolidated financial statements were prepared under this assumption.